Development costs (recovery) (Narrative) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Notes to Financial Statements [Abstract]
Write-down of capitalized development costs	$ 0	$ 0	$ 3,638,118